CONSOLIDATED BALANCE SHEET (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 3,600	$ 61,270
Accounts Receivable	8,000	6,000
Marketable securities	910,791	174,650
Loans receivable from related parties	6,232	200
Other current assets	2,112	780
Total current assets	930,735	242,900
Property and Equipment
Property and equipment, net	829	1,771
Construction in progress	1,308,832	1,153,632
Other assets:
Other assets	66,955	65,096
Deposits	184,762	184,762
Total assets	2,492,112	1,648,162
Current liabilities:
Accounts payable and accrued expenses	5,154,764	4,551,136
Short-term notes payable	2,403,956	2,432,456
Convertible promissory note	9,500	40,539
Derivative Liability	14,805	97,049
Due to officers	1,567,363	1,317,949
Payable to related party	235,000	235,000
Due to preferred stockholders	215,000	215,000
Unearned revenue	563,219	293,219
Other current liabilities	30,000	30,000
Total current liabilities	10,193,606	9,212,348
Stockholders' equity:
Preferred stock , $.001 par value, 100,000,000 shares authorized; none issued and outstanding
Common stock, $.001 par value; 300,000,000 shares authorized; 188,971 issued and 173,289 outstanding on March 31, 2012 and 199,652 issued and 141,921 on June 30, 2011 outstanding, respectively, adjusted for 1 for 1,500 reverse split effective March 15, 2012.	173	212,882
Shares to be issued	57,000	57,000
Treasury stock, $.001 par value, 887 shares of common stock as of March 31,2012, and 1,330,440 shares of common stock as of June 30,2011, respectively	(1)	(1,330)
Additional paid-in-capital	21,447,611	20,987,941
Prepaid consulting
Accumulated deficit	(28,502,071)	(28,177,788)
Total	(6,997,289)	(6,921,296)
Non-Controlling interest	(704,205)	(642,889)
Total stockholders' deficit	(7,701,494)	(7,564,185)
Total liabilities and stockholders' deficit	$ 2,492,112	$ 1,648,162